Assets Held for Sale - Disclosure of Change in Assets Held for Sale (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in Assets Held for Sale [Roll Forward]
Beginning of the period	$ 25	$ 105
Transfers from property, plant and equipment	28	25
Disposals	(31)	(105)
End of the period	$ 22	$ 25